Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2023 and 2022 are as follows:

	As of December 31,	Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:
Arroyo Netherland II B.V (Note 8)	2023	18,448	-	-	-
	2022	1,097	17,006	-	-
Amherst Island Partnership	2023	5,817	-	-	-
	2022	-	-	-	-
Akuo Atlantica PMGD Holding	2023	-	16,677	-	-
	2022	-	504	-	-
Colombian assets portfolio	2023	-	13,578	34	-
	2022	-	-	-	-
Other	2023	21	148	-	-
	2022	127	-	-	-

Non controlling interest:
Algonquin	2023	-	-	5,683	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	4,612
	2022	-	-	-	6,088
Other	2023	-	-	2,314	27
	2022	-	-	1,311	-

Other related parties:
Atlantica´s partner in Colombia (Note 7)	2023	918	-	-	-
	2022	-	-	-	-
Total	2023	25,204	30,403	8,031	4,639
	2022	1,224	17,510	6,073	6,088

Related party transactions
The transactions carried out by entities included in these Consolidated Financial Statements with related parties for the years ended December 31, 2023, 2022 and 2021 have been as follows:

		Financial income	Financial expense	Operating income
Entities accounted for under the equity method:
Arroyo Netherland II B.V	2023	1,845	-	-
	2022	1,275	-	-
	2021	2,061	-	-
Akuo Atlantica PMGD Holding	2023	607	-	316
	2022	-	-	-
	2021	-	-	-
Colombian assets portfolio	2023	588	-	-
	2022	-	-	-
	2021	-	-	-
Other	2023	-	-	9
	2022	-	-	-
	2021	-	-	-
Non controlling interest:

Other	2023	-	(471)	-
	2022	23	(153)	-
	2021	8	(97)	-
Total	2023	3,040	(471)	325
	2022	1,298	(153)	-
	2021	2,069	(97)	-